Consolidated Statements of Changes in Equity (Parentheticals) - Cantor Fitzgerald & Co. [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Equity raise, gross proceeds	$ 13,000
Equity raise, transaction costs	$ 462